Trade Payables And Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of Trade and Other Payables Explanatory

	June 30, 2022	December 31, 2021
Trade payables	$ 8,697,912	$ 5,591,316

Accrued liabilities	5,453,285	5,398,389

Interest payable	228,222	233,854

Mastercard facility	372,374	296,669

Due to related parties	217,795	265,074

Income taxes payable	278,813	266,753

Indirect taxes payable	279,993	150,577

Other 1	814,953	218,677

Total trade payables and accrued liabilities	$ 16,343,347	$ 12,421,309

1	At June 30, 2022, includes $718,092 associated with previous warrant liability (Note 11(c)).

	December 31, 2021	December 31, 2020

Trade payables	$5,591,316	$5,903,789

Accrued liabilities	5,398,389	4,795,742

Interest payable	233,854	425,054

Mastercard facility (Note 13)	296,669	600,590

Due to related parties (Note 28)	265,074	846,228

Income taxes payable	266,753	21,752

Indirect taxes payable	150,577	242,703

Other	218,677	88,398

Total trade payables and accrued liabilities	$12,421,309	$12,924,256